Stock Based Compensation and Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Class of Stock [Line Items]
Weighted average conversion ratio	$ 0.0664
Employee Benefits and Share-Based Compensation			$ 115,000
Vested stock unissued	10,000,000
Stock based compensation expense		$ 41,500	$ 123,200
Common stock, shares authorized		96,248,541
Common stock, par value		$ 0.0001
Preferred stock, shares authorized				10,000,000
Preferred stock, par value				$ 0.0001
Common Class B [Member]
Class of Stock [Line Items]
Stock issued during period	25,725,370
Common stock, shares authorized		41,925,572	41,925,572	1,000,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		31,125,370	25,725,370	33,825,370
Common Stock Class D [Member]
Class of Stock [Line Items]
Stock Issued During Period to employees			578,400
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		54,307,968	54,307,968	4,000,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		9,763,838	6,854,576	38,174,853